Note 20. Supplementary Cash Flow Information (Detail) - Items Not Affecting Cash Flows: (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
Equity method investments, cash distributions	$ 951	$ 3,034